UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: April 30

Date of reporting period: October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semiannual Report

October 31, 2008

Columbia Core Bond Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund and hope you will find the portfolio management details, discussions and performance information helpful in monitoring your investments. As we’ve seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It’s important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■

Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■	News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■	Monthly and quarterly performance information.
■

Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves, Columbia Government Plus Reserves, Columbia Government Reserves, Columbia Treasury Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■	Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you’ll receive secured, 24-hour access to*:

■	Mutual fund account details with balances, dividend and transaction information.
■	Fund Tracker to customize your homepage with current net asset values for the funds that interest you.
■	On-line transactions including purchases, exchanges and redemptions.
■	Account maintenance for updating your address and dividend payment options.
■	Electronic delivery of prospectuses and shareholder reports.

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com/investor.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

*	Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Fund Profile – Columbia Core Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 10/31/08

–5.78% Class A shares (without sales charge)

–3.63% Barclays Capital U.S. Aggregate Bond Index

Morningstar Style Box

Fixed Income Maturity

The Morningstar Style Box reveals a fund’s investment strategy. For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows Interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar’s database as of quarter-end. Although the data gathered is from reliable sources, Morningstar cannot guarantee its completeness and accuracy. Information shown is as of 06/30/08.

Summary

■

For the six-month period that ended October 31, 2008, the fund’s Class A shares returned negative 5.78% without sales charge. The fund’s Class Z shares returned negative 5.66%. By comparison, the fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index, returned negative 3.63%.[1] The average return of the fund’s peer group, the Lipper Corporate Debt Funds A Rated Classification, was negative 9.40%.[2] The fund had more exposure than its benchmark to commercial mortgage-backed securities (CMBS), which accounted for its shortfall to the benchmark. It was also underweight in U.S. Treasuries, which were strong performers. We believe that the fund held up better than the average return of its peer group because it avoided high-yield securities, emphasized higher quality corporate bonds and had a favorable mix of mortgage securities.

■

During the period, the fund was overweight in CMBS and residential mortgages relative to its benchmark. Because the fund’s CMBS were older issues with higher credit quality, they managed to hold more of their value than newer, lower quality issues. Among corporate bonds, we were underweight in financial companies, but overweight in utilities for much of the period. This positioned the fund more defensively than its benchmark, although it slightly lowered the overall quality of the portfolio. An underweight in Treasuries hurt performance, while an underweight in U.S. agency issues was beneficial.

■

We plan to maintain an overweight in mortgages — predominantly 30-year mortgages — that have a lower average coupon than its benchmark. We believe that this should allow the fund to potentially gain the full benefit of the U.S. Treasury’s Fannie Mae and Freddie Mac conservatorship. We plan to maintain a position in corporate bonds that is in line with its benchmark: Given a slowdown in global growth, we do not want to emphasize the sector. However, we believe that corporate bonds are relatively attractive because the current difference in yield between corporates and Treasuries is wider than usual. Should this difference in yield widen further, we might add to the corporate position and reduce credit quality as well.

Portfolio Management

Alexander D. Powers has co-managed the fund since December 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 1996.

Jonathan P. Carlson has co-managed the fund since December 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 2007.

Michael Zazzarino has co-managed the fund since December 2007 and has been associated with the advisor or its predecessors or affiliate organizations since 2005.

Carl W. Pappo has co-managed the fund since March 2008 and has been associated with the advisor or its predecessors or affiliate organizations since 1993.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. Investing in foreign fixed-income markets carries additional risks associated with foreign political and economic developments and changes in currency exchange rates. When interest rates go up, bond prices typically drop, and vice versa.

[1]

The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Bond Index) is a market value weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information – Columbia Core Bond Fund

Annual operating expense ratio (%)*
Class A	0.88
Class B	1.63
Class C	1.63
Class T	0.78
Class Z	0.63

Annual operating expense ratio after contractual waivers (%)*
Class A	0.70
Class B	1.45
Class C	1.45
Class T	0.60
Class Z	0.45

*	The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund’s prospectus that is current as of the date of this report. The contractual waiver expires 08/31/09. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 11/01/98 – 10/31/08 ($)

Sales charge	without	with
Class A	14,348	13,665
Class B	13,332	13,332
Class C	13,447	13,447
Class T	14,431	13,743
Class Z	14,690	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Core Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Net asset value per share		Distributions declared per share

as of 10/31/08 ($)		05/01/08 – 10/31/08 ($)
Class A	9.61	Class A	0.24
Class B	9.61	Class B	0.20
Class C	9.61	Class C	0.20
Class T	9.61	Class T	0.24
Class Z	9.61	Class Z	0.25

Average annual total return as of 10/31/08 (%)
Share class	A		B		C		T		Z
Inception	11/01/98		11/01/98		11/25/02		12/14/90		12/14/90
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	–5.78	–10.25	–6.13	–10.74	–6.06	–6.98	–5.73	–10.20	–5.66
1-year	–3.75	–8.30	–4.47	–9.06	–4.33	–5.25	–3.65	–8.21	–3.51
5-year	1.79	0.81	1.03	0.70	1.18	1.18	1.89	0.91	2.05
10-year	3.68	3.17	2.92	2.92	3.01	3.01	3.74	3.23	3.92

Average annual total return as of 09/30/08 (%)
Share class	A		B		C		T		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	–2.74	–7.33	–3.11	–7.86	–3.03	–3.98	–2.69	–7.28	–2.62
1-year	0.42	–4.36	–0.33	–5.13	–0.19	–1.15	0.52	–4.26	0.66
5-year	2.26	1.27	1.50	1.17	1.65	1.65	2.36	1.37	2.52
10-year	3.95	3.44	3.20	3.20	3.29	3.29	4.01	3.50	4.20

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A and T shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class A shares and Class B shares include the returns of Prime A shares (for Class A shares) and Prime B shares (for Class B shares) of the former Galaxy Quality Plus Bond Fund, the predecessor to the Fund (the “Galaxy Fund”) (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to November 25, 2002, the date on which Class A shares and Class B shares were initially offered by the fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the inception of Prime A shares (November 1, 1998). Class A shares and Class B shares generally would have had substantially similar returns to Prime A shares, Prime B shares and Retail A shares because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for Class A shares and Class B shares exceed expenses paid by Prime A shares, Prime B shares or Retail A shares. The returns shown for Class C shares include the returns of Prime B shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to November 25, 2002, the date on which Class C shares were initially offered by the fund. The returns shown for Class C shares also include the returns of Retail B shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Prime B shares (November 1, 1998). Class C shares generally would have had substantially similar returns to Prime B shares and Retail B shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail B shares or Prime B shares. The returns shown for Class T shares include the returns of Retail A shares of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class T shares was initially offered by the fund. Retail A shares of the Galaxy Fund were initially offered on December 14, 1990. Class T shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class T shares exceed expenses paid by Retail A shares. The returns for Class Z shares include the returns of Trust shares of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the fund. Trust shares of the Galaxy Fund were initially offered on December 14, 1990.

Understanding Your Expenses – Columbia Core Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee.

This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

05/01/08 – 10/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	942.18	1,021.68	3.43	3.57	0.70
Class B	1,000.00	1,000.00	938.70	1,017.90	7.09	7.37	1.45
Class C	1,000.00	1,000.00	939.41	1,018.65	6.35	6.61	1.30
Class T	1,000.00	1,000.00	942.68	1,022.18	2.94	3.06	0.60
Class Z	1,000.00	1,000.00	943.39	1,022.94	2.20	2.29	0.45

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Core Bond Fund

October 31, 2008 (Unaudited)

Mortgage-Backed Securities – 44.4%

	Par ($)	Value ($)

Federal Home Loan Mortgage Corp.
5.000% 08/01/35	2,568,329	2,433,064
5.000% 10/01/35	23,272,137	22,046,471
5.000% 12/01/36	11,916,647	11,285,313
5.000% 03/01/37	3,008,566	2,848,234
5.500% 01/01/37	133,174,322	129,968,427
6.000% 11/01/37	30,971,177	30,934,399
7.000% 12/01/10	21,637	22,531
7.000% 12/01/14	52,747	55,681
7.000% 11/01/25	4,192	4,328
7.000% 03/01/27	3,796	3,914
7.000% 10/01/31	29,253	30,020
7.500% 09/01/25	1,973	2,084
7.500% 10/01/29	95,134	100,072
8.000% 06/01/26	2,417	2,557
9.000% 04/01/17	101	101
9.250% 05/01/09	1,726	1,770
9.500% 09/01/10	1,622	1,664
9.500% 03/01/11	36	39
9.500% 04/01/11	465	494
9.500% 09/01/16	1,050	1,158
10.000% 02/01/09	6	6
10.000% 05/01/11	2,799	2,982
10.000% 12/01/13	23	24

Federal National Mortgage Association
4.856% 04/01/38 (a)	10,253,615	10,133,785
4.899% 04/01/38 (a)	10,097,440	9,978,186
5.000% 03/01/37	31,702,823	30,048,002
5.000% 05/01/37	8,007,872	7,589,428
5.000% 09/01/37	29,578,979	28,035,018
5.000% 03/01/38	23,765,099	22,520,897
5.000% 04/01/38	48,141,714	45,626,109
5.000% 05/01/38	59,500,539	56,385,437
5.000% 06/01/38	10,748,617	10,185,882
5.199% 08/01/36 (a)	120,417	121,600
5.240% 09/01/12	2,360,046	2,364,085
5.500% 02/01/37	17,097,181	16,713,314
5.500% 06/01/38	52,219,664	51,042,002
5.762% 09/01/37 (a)	8,703,458	8,764,456
6.000% 10/01/36	4,239,023	4,239,464
6.000% 11/01/37	50,882,387	50,884,826
6.000% 06/01/38	15,025,860	15,025,078
6.500% 09/01/36	29,526,157	29,947,827
7.000% 06/01/32	12,714	13,161
7.500% 10/01/15	28,836	30,252
7.500% 01/01/30	12,282	12,913
7.500% 03/01/30	19,291	20,239
7.785% 02/01/19	1,801,704	1,915,883
8.000% 12/01/09	3	4

	Par ($)	Value ($)

8.000% 12/01/29	259,870	274,311
8.000% 02/01/30	24,908	26,268
8.000% 03/01/30	60,276	63,693
8.000% 04/01/30	68,197	72,064
8.000% 05/01/30	5,328	5,631
8.500% 08/01/17	1,261	1,352
10.000% 10/01/20	79,678	91,211
10.000% 12/01/20	161,753	186,071
TBA, 6.500% 11/01/38 (b)	24,464,000	24,792,747

Government National Mortgage Association
5.375% 04/20/22 (a)	235,189	236,591
5.625% 07/20/21 (a)	50,158	50,591
5.625% 07/20/22 (a)	58,600	59,011
7.000% 05/15/12	32,143	33,937
7.000% 09/15/13	32,372	34,171
7.000% 11/15/22	54,364	56,200
7.000% 10/15/23	27,195	28,098
7.000% 06/15/26	187,877	193,553
7.000% 10/15/27	21,262	21,869
7.000% 05/15/28	52,224	53,623
7.000% 06/15/28	8,821	9,057
7.000% 12/15/28	38,036	39,055
7.000% 08/15/29	20,654	21,183
7.000% 02/15/30	7,002	7,172
7.000% 05/15/32	165,221	168,901
7.500% 04/15/26	126,649	133,959
7.500% 02/15/27	14,287	15,099
7.500% 09/15/29	454,613	479,600
7.500% 03/15/30	83,072	87,558
8.000% 06/15/25	4,036	4,322
8.000% 10/15/25	17,854	19,121
8.000% 01/15/26	11,854	12,692
8.000% 02/15/26	2,551	2,732
8.000% 05/15/26	2,172	2,326
8.000% 06/15/26	10,894	11,667
8.000% 03/15/27	18,698	20,003
9.000% 11/15/17	46,728	50,654
9.500% 08/15/20	1,881	2,078
9.500% 12/15/20	1,319	1,458
10.000% 05/15/16	2,902	3,301
10.000% 07/15/17	15,227	17,402
10.000% 08/15/17	4,007	4,580
10.000% 08/15/18	162	186
11.500% 06/15/13	17,803	20,261

Total Mortgage-Backed Securities (Cost of $636,821,629)		628,758,540

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 21.2%

	Par ($)	Value ($)
Basic Materials – 0.5%
Chemicals – 0.2%
Dow Chemical Co.
5.700% 05/15/18	2,485,000	2,060,863

Lubrizol Corp.
6.500% 10/01/34	1,000,000	880,204

Chemicals Total		2,941,067

Iron/Steel – 0.3%
Nucor Corp.
5.000% 06/01/13	2,575,000	2,444,645
5.850% 06/01/18	1,575,000	1,371,392

Iron/Steel Total		3,816,037

Basic Materials Total		6,757,104

Communications – 1.7%
Media – 1.2%
Comcast Corp.
5.700% 05/15/18	1,680,000	1,388,142
6.300% 11/15/17	770,000	665,420
6.950% 08/15/37	1,635,000	1,333,168

Time Warner Cable, Inc.
6.200% 07/01/13	7,715,000	7,038,263
7.300% 07/01/38	3,015,000	2,522,599

Time Warner, Inc.
6.875% 05/01/12	2,610,000	2,345,137

Viacom, Inc.
5.750% 04/30/11	1,635,000	1,462,686
6.875% 04/30/36	250,000	174,518

Media Total		16,929,933

Telecommunication Services – 0.5%
AT&T, Inc.
4.950% 01/15/13	765,000	708,290
5.625% 06/15/16	3,825,000	3,357,202

Telefonica Emisiones SAU
6.221% 07/03/17	1,325,000	1,118,327
6.421% 06/20/16	2,500,000	2,170,175

Telecommunication Services Total		7,353,994

Communications Total		24,283,927

Consumer Cyclical – 0.8%
Airlines – 0.0%
Continental Airlines, Inc.
7.461% 04/01/15	701,713	526,285

Airlines Total		526,285

	Par ($)	Value ($)
Home Builders – 0.1%
D.R. Horton, Inc.
5.625% 09/15/14	365,000	219,000

Lennar Corp.
6.500% 04/15/16	750,000	378,750

Home Builders Total		597,750

Retail – 0.7%
Best Buy Co., Inc.
6.750% 07/15/13 (c)	3,735,000	3,516,943

CVS Pass-Through Trust
5.298% 01/11/27 (c)	799,424	503,417
6.036% 12/10/28 (c)	3,352,371	2,652,161

Macy’s Retail Holdings, Inc.
5.350% 03/15/12	455,000	342,728

Starbucks Corp.
6.250% 08/15/17	2,710,000	2,377,261

Wal-Mart Stores, Inc.
5.250% 09/01/35	1,405,000	1,053,468

Retail Total		10,445,978

Consumer Cyclical Total		11,570,013

Consumer Non-Cyclical – 1.3%
Beverages – 0.4%
PepsiCo, Inc.
7.900% 11/01/18	2,530,000	2,669,180

SABMiller PLC
6.200% 07/01/11 (c)	2,755,000	2,797,617

Beverages Total		5,466,797

Food – 0.4%
ConAgra Foods, Inc.
7.000% 10/01/28	3,160,000	2,473,060

Kraft Foods, Inc.
6.500% 08/11/17	1,405,000	1,235,105

Kroger Co.
8.000% 09/15/29	2,260,000	2,044,604

Food Total		5,752,769

Household Products/Wares –0.3%
Clorox Co.
5.950% 10/15/17	900,000	801,605
Fortune Brands, Inc.
5.125% 01/15/11	3,815,000	3,527,990

Household Products/Wares Total		4,329,595

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Pharmaceuticals – 0.2%
Wyeth
5.500% 02/15/16	3,680,000	3,330,646

Pharmaceuticals Total		3,330,646

Consumer Non-Cyclical Total		18,879,807

Energy – 2.8%
Oil & Gas – 1.2%
Canadian Natural Resources Ltd.
6.250% 03/15/38	1,445,000	1,008,343

Gazprom International SA
7.201% 02/01/20	189,177	128,640

Hess Corp.
7.300% 08/15/31	2,085,000	1,666,482

Marathon Oil Corp.
6.000% 07/01/12	3,065,000	2,921,957

Nexen, Inc.
5.875% 03/10/35	3,495,000	2,298,710

Qatar Petroleum
5.579% 05/30/11 (c)	1,863,427	1,875,226

Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16 (c)	2,130,000	1,946,969

Talisman Energy, Inc.
5.850% 02/01/37	2,145,000	1,299,572

Valero Energy Corp.
6.625% 06/15/37 (d)	2,235,000	1,587,813
6.875% 04/15/12	2,547,000	2,452,685

Oil & Gas Total		17,186,397

Oil & Gas Services – 0.7%
Halliburton Co.
5.900% 09/15/18	5,095,000	4,672,839

Weatherford International Ltd.
5.150% 03/15/13	4,500,000	3,904,803
7.000% 03/15/38	1,090,000	800,364

Oil & Gas Services Total		9,378,006

Pipelines – 0.9%
Duke Capital LLC
4.370% 03/01/09	1,415,000	1,401,433

Enbridge Energy Partners LP
7.500% 04/15/38	1,060,000	842,954

Energy Transfer Partners LP
6.000% 07/01/13	3,820,000	3,388,645

	Par ($)	Value ($)
Kinder Morgan Energy Partners LP
6.950% 01/15/38	1,945,000	1,426,475

ONEOK Partners LP
6.850% 10/15/37	835,000	567,396

Plains All American Pipeline LP
6.500% 05/01/18 (c)	635,000	469,861

TEPPCO Partners LP
7.625% 02/15/12	1,311,000	1,272,620

TransCanada Pipelines Ltd.
6.350% 05/15/67 (a)	5,900,000	4,095,550

Pipelines Total		13,464,934

Energy Total		40,029,337

Financials – 10.1%
Banks – 5.1%
ANZ National International Ltd.
6.200% 07/19/13 (c)	3,250,000	2,933,245

Bank of New York Mellon Corp.
4.500% 04/01/13 (d)	2,665,000	2,500,412
5.125% 08/27/13	3,535,000	3,369,134

Citigroup, Inc.
6.125% 05/15/18	2,455,000	2,103,162
6.500% 08/19/13	20,545,000	19,475,818

Deutsche Bank AG London
4.875% 05/20/13	7,200,000	6,709,536

HSBC Bank USA
3.875% 09/15/09	4,145,000	4,059,082

HSBC Holdings PLC
6.800% 06/01/38	590,000	486,880

JPMorgan Chase & Co.
6.000% 01/15/18	6,515,000	5,844,489

Lloyds TSB Group PLC
6.267% 12/31/49 (a)(c)	2,455,000	1,113,954

M&I Marshall & Ilsley Bank
5.300% 09/08/11	2,490,000	2,142,578

National Australia Bank Ltd.
5.350% 06/12/13 (c)	3,530,000	3,268,826

Northern Trust Co.
6.500% 08/15/18	4,485,000	4,281,749

Northern Trust Corp.
5.500% 08/15/13	3,495,000	3,456,415

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Regions Financing Trust II
6.625% 05/15/47 (a)	1,075,000	368,791

Scotland International Finance
4.250% 05/23/13 (c)	1,700,000	1,375,334

Union Planters Corp.
4.375% 12/01/10	1,665,000	1,531,928

USB Capital IX
6.189% 04/15/42 (a)	4,720,000	2,454,400

Wachovia Capital Trust III
5.800% 03/15/42 (a)	3,815,000	2,041,025

Wachovia Corp.
5.500% 05/01/13	2,975,000	2,793,076

Banks Total		72,309,834

Diversified Financial Services – 2.6%
American Express Centurion Bank
4.375% 07/30/09	1,265,000	1,231,065

Capital One Capital IV
6.745% 02/17/37 (a)	3,185,000	1,500,431

Capital One Financial Corp.
5.700% 09/15/11	4,485,000	3,947,083

CIT Group Funding Co. of Canada
5.200% 06/01/15	1,670,000	874,546

CIT Group, Inc.
5.850% 09/15/16	655,000	326,646

Eaton Vance Corp.
6.500% 10/02/17	1,970,000	1,912,498

Goldman Sachs Group, Inc.
6.125% 02/15/33	8,165,000	6,046,264
6.750% 10/01/37	650,000	423,344

HSBC Finance Corp.
3.087% 11/16/09 (a)	4,975,000	4,508,823

International Lease Finance Corp.
4.750% 07/01/09	630,000	555,916
4.875% 09/01/10	2,280,000	1,596,595

Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (e)(f)	6,620,000	860,600
6.875% 05/02/18 (e)(f)	505,000	65,650

Merrill Lynch & Co., Inc.
5.700% 05/02/17	3,850,000	3,019,670
6.050% 08/15/12	645,000	587,115
6.150% 04/25/13	2,200,000	2,029,942
7.750% 05/14/38	2,075,000	1,706,067

	Par ($)	Value ($)
Morgan Stanley
5.750% 10/18/16	4,630,000	3,611,289
6.625% 04/01/18	3,525,000	2,932,715

Diversified Financial Services Total		37,736,259

Insurance – 1.5%
Hartford Life Global Funding Trusts
2.989% 09/15/09 (a)	3,530,000	3,242,277

ING Groep NV
5.775% 12/29/49 (a)	2,845,000	1,564,750

Liberty Mutual Group, Inc.
7.500% 08/15/36 (c)	4,615,000	2,899,678

Metropolitan Life Global Funding I
5.125% 04/10/13 (c)	5,650,000	5,050,609

New York Life Global Funding
4.650% 05/09/13 (c)	6,080,000	5,698,808

Principal Life Income Funding Trusts
5.300% 04/24/13	2,340,000	2,146,838

Insurance Total		20,602,960

Real Estate Investment Trusts (REITs) – 0.6%

Camden Property Trust
5.375% 12/15/13	1,744,000	1,361,302

Highwoods Properties, Inc.
5.850% 03/15/17	995,000	639,427

Hospitality Properties Trust
5.625% 03/15/17	2,140,000	1,473,668

Liberty Property LP
5.500% 12/15/16	2,975,000	2,053,256

Simon Property Group LP
5.450% 03/15/13	3,555,000	2,975,087

Real Estate Investment Trusts (REITs) Total		8,502,740

Savings & Loans – 0.3%
World Savings Bank
4.125% 12/15/09	3,905,000	3,766,579
4.500% 06/15/09	630,000	579,944

Savings & Loans Total		4,346,523

Financials Total		143,498,316

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2008 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Industrials – 1.3%
Aerospace & Defense – 0.2%
Raytheon Co.
7.200% 08/15/27	2,595,000	2,422,215

Aerospace & Defense Total		2,422,215

Machinery – 0.4%
Caterpillar Financial Services Corp.
4.250% 02/08/13	2,830,000	2,569,428
5.450% 04/15/18	2,790,000	2,295,863
6.200% 09/30/13	300,000	289,322

John Deere Capital Corp.
4.950% 12/17/12	1,035,000	959,190

Machinery Total		6,113,803

Transportation – 0.7%
BNSF Funding Trust I
6.613% 12/15/55 (a)	800,000	485,560

Burlington Northern Santa Fe Corp.
6.200% 08/15/36	785,000	616,771
7.950% 08/15/30	1,260,000	1,193,898

Union Pacific Corp.
5.700% 08/15/18	1,835,000	1,543,374
6.650% 01/15/11	5,550,000	5,398,763

Transportation Total		9,238,366

Industrials Total		17,774,384

Technology – 0.4%
Software – 0.4%
Oracle Corp.
5.000% 01/15/11	2,455,000	2,434,685
6.500% 04/15/38	3,995,000	3,323,936

Software Total		5,758,621

Technology Total		5,758,621

Utilities – 2.3%
Electric – 1.9%
American Electric Power Co., Inc.
5.250% 06/01/15	1,465,000	1,197,812

Carolina Power & Light Co.
5.125% 09/15/13	2,545,000	2,373,999

Commonwealth Edison Co.
4.700% 04/15/15	1,250,000	1,026,986
5.900% 03/15/36	790,000	550,775
5.950% 08/15/16	2,825,000	2,408,714

	Par ($)	Value ($)
6.150% 09/15/17	2,000,000	1,702,036
6.950% 07/15/18	1,575,000	1,312,232
Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	4,120,000	3,323,567

Duke Energy Corp.
5.300% 10/01/15	2,400,000	2,206,154

Exelon Generation Co. LLC
6.200% 10/01/17	1,000,000	792,612

FPL Energy National Wind LLC
5.608% 03/10/24 (c)	808,210	653,098

Hydro Quebec
8.500% 12/01/29	1,195,000	1,667,800

MidAmerican Energy Holdings Co.
5.875% 10/01/12	2,855,000	2,703,123

Oncor Electric Delivery Co.
5.950% 09/01/13 (c)	2,370,000	2,172,387

Southern California Edison Co.
5.000% 01/15/16	2,500,000	2,229,590

Southern Power Co.
6.375% 11/15/36	850,000	664,954

Electric Total		26,985,839

Gas – 0.4%
Atmos Energy Corp.
6.350% 06/15/17	1,760,000	1,400,414

Nakilat, Inc.
6.067% 12/31/33 (c)	1,895,000	1,414,258

Southern California Gas Co.
2.980% 12/01/09 (a)	2,080,000	2,071,580

Gas Total		4,886,252

Utilities Total		31,872,091

Total Corporate Fixed-Income Bonds & Notes (Cost of $354,884,286)		300,423,600

Asset-Backed Securities – 10.7%
AmeriCredit Automobile Receivables Trust
3.930% 10/06/11	2,119,503	1,984,332
4.730% 07/06/10	1,222,491	1,211,224

Bay View Auto Trust
5.310% 06/25/14	2,550,000	2,309,539

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2008 (Unaudited)

Asset-Backed Securities (continued)

	Par ($)	Value ($)
Bombardier Capital Mortgage Securitization Corp.
6.230% 04/15/28	2,666	2,675

Capital Auto Receivables Asset Trust
5.500% 04/20/10 (c)	1,850,000	1,794,768
5.730% 03/15/11	4,000,000	3,524,457

Capital One Master Trust
4.860% 11/15/11 (a)	10,000,000	9,898,678

Capital One Multi-Asset Execution Trust
4.850% 11/15/13	3,675,000	3,400,989
4.850% 02/18/14	9,330,000	8,537,061

Capital One Prime Auto Receivables Trust
4.890% 01/17/12	5,960,000	5,866,802

Chase Issuance Trust
4.260% 05/15/13	10,970,000	9,951,677

Citibank Credit Card Issuance Trust
5.350% 02/07/20	8,600,000	6,127,250

Citibank Credit Card Master Trust I
5.875% 03/10/11	4,000,000	3,984,069

CitiFinancial Mortgage Securities, Inc.
2.645% 04/25/34	613,765	598,215

Citigroup Mortgage Loan Trust, Inc.
5.517% 08/25/35	2,800,000	864,059
5.666% 08/25/35	1,885,000	259,640

Countrywide Asset-Backed Certificates
5.393% 04/25/36 (a)	44,345	30,196

Daimler Chrysler Auto Trust
4.940% 02/08/12	7,891,000	7,359,999

Discover Card Master Trust
5.100% 10/15/13	11,765,000	10,820,349

Equity One ABS, Inc.
3.599% 07/25/34 (a)	416,020	310,520

First Plus Home Loan Trust
7.720% 05/10/24	16,517	16,413

Ford Credit Auto Owner Trust
5.150% 11/15/11	6,525,000	6,230,882
5.160% 04/15/13	9,405,000	8,284,507
5.680% 06/15/12	2,300,000	1,830,625

Franklin Auto Trust
5.360% 05/20/16	4,980,000	4,727,460

	Par ($)	Value ($)

GE Capital Credit Card Master Note Trust
4.130% 06/15/13	8,491,000	7,794,849

GE Equipment Small Ticket LLC
4.620% 12/22/14 (c)	398,568	392,324
5.120% 06/22/15 (c)	1,691,795	1,658,214

Green Tree Financial Corp.
8.250% 07/15/27 (a)	456,000	480,982

GS Auto Loan Trust
4.980% 11/15/13	498,840	499,104

GSAA Trust
4.316% 11/25/34 (a)	1,355,199	1,274,466

Honda Auto Receivables Owner Trust
4.470% 01/18/12	7,020,000	6,715,235

Hyundai Auto Receivables Trust
4.200% 02/15/12	1,297,949	1,273,430

Long Beach Auto Receivables Trust
4.522% 06/15/12	2,245,162	2,155,762

Oakwood Mortgage Investors, Inc.
7.100% 08/15/27	281,401	282,887

Origen Manufactured Housing
4.490% 05/15/18	470,896	464,943

Residential Asset Mortgage Products, Inc.
3.329% 05/25/36 (a)	456,761	453,244

Residential Funding Mortgage Securities II, Inc.
4.700% 08/25/34	667,722	651,507

USAA Auto Owner Trust
4.280% 10/15/12	11,575,000	11,146,389
4.900% 02/15/12	8,675,000	8,542,146
Wachovia Auto Loan Owner Trust
5.650% 02/20/13	5,000,000	3,961,368

WFS Financial Owner Trust
4.620% 11/19/12	3,500,000	3,311,965

Total Asset-Backed Securities (Cost of $167,065,247)		150,985,201

Government & Agency Obligations – 9.5%
Foreign Government Obligations – 1.9%

European Investment Bank
4.250% 07/15/13	3,295,000	3,376,861
5.125% 05/30/17	5,935,000	6,194,864

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2008 (Unaudited)

Government & Agency Obligations (continued)

	Par ($)	Value ($)
Export-Import Bank of Korea
5.500% 10/17/12	700,000	646,841

Kreditanstalt fuer Wiederaufbau
4.500% 07/16/18	6,195,000	6,145,161

Pemex Project Funding Master Trust
5.750% 03/01/18 (c)	5,765,000	4,496,700

Province of Quebec
4.625% 05/14/18	6,395,000	6,208,809

Foreign Government Obligations Total		27,069,236

U.S. Government Agency – 1.1%

Federal Home Loan Mortgage Corp.
4.500% 06/12/13	15,500,000	15,522,630

U.S. Government Agency Total		15,522,630

U.S. Government Obligations – 6.5%
U.S. Treasury Bonds
4.375% 02/15/38 (g)(h)	15,425,000	15,470,797
6.125% 11/15/27 (g)	11,350,000	13,254,666

U.S. Treasury Inflation Index Notes
1.375% 07/15/18 (g)	20,850,577	17,830,496
3.000% 07/15/12 (g)	3,138,050	3,060,333

U.S. Treasury Notes
4.000% 08/15/18 (g)	32,930,000	32,973,731
4.625% 08/31/11	8,495,000	9,169,291

U.S. Government Obligations Total		91,759,314

Total Government & Agency Obligations (Cost of $136,702,211)		134,351,180

Commercial Mortgage-Backed Securities – 9.1%
Bear Stearns Commercial Mortgage Securities
4.740% 03/13/40	14,889,000	13,001,371
5.145% 01/12/45	7,295,135	6,797,932
5.588% 09/11/42	9,635,000	8,450,781

Chase Commercial Mortgage Securities Corp.
6.484% 02/12/16 (a)(c)	12,585,000	12,193,781

Citigroup Commercial Mortgage Trust
4.733% 10/15/41	3,765,000	3,055,228

	Par ($)	Value ($)
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.399% 07/15/44 (a)	8,510,000	6,921,868

GS Mortgage Securities Corp. II
6.526% 08/15/18 (c)	5,725,000	5,507,457

JPMorgan Chase Commercial Mortgage Securities Corp.
4.878% 01/15/42	2,000,000	1,609,926

LB-UBS Commercial Mortgage Trust
4.853% 09/15/31	7,150,000	6,333,976
5.124% 11/15/32 (a)	6,865,000	5,914,806
6.462% 03/15/31	6,825,000	6,535,646

Merrill Lynch Mortgage Investors, Inc.
I.O., 0.717% 12/15/30 (a)	5,031,336	67,398

Merrill Lynch Mortgage Trust
4.747% 06/12/43 (a)	7,500,000	5,948,120

Morgan Stanley Capital I
4.970% 12/15/41	7,949,000	6,731,244
4.989% 08/13/42	3,940,000	3,159,613
5.168% 01/14/42	5,455,000	4,506,631
5.378% 11/14/42 (a)	3,495,000	2,855,022
5.283% 11/12/41	7,230,000	6,670,408
5.328% 11/12/41	6,000,000	4,545,739
5.984% 08/12/41 (a)	4,770,000	3,780,718

Morgan Stanley Dean Witter Capital I
4.920% 03/12/35	6,335,000	5,545,892
5.980% 01/15/39	5,145,000	4,798,232

Wachovia Bank Commercial Mortgage Trust
5.609% 03/15/45 (a)	5,052,000	3,263,342

Total Commercial Mortgage-Backed Securities (Cost of $144,962,913)		128,195,131

Collateralized Mortgage Obligations – 1.8%
Agency – 0.9%

Federal Home Loan Mortgage Corp.
I.O., 5.500% 05/15/27	664,868	44,097

Federal National Mortgage Association
4.717% 08/25/12	4,074,364	4,018,667
5.500% 09/25/35	4,103,098	4,112,317

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2008 (Unaudited)

Collateralized Mortgage Obligations (continued)

	Par ($)	Value ($)
Government National Mortgage Association
4.374% 04/16/33	2,511,266	2,502,265
4.763% 01/16/25	2,348,113	2,367,438
Vendee Mortgage Trust
I.O.:
0.301% 03/15/29 (a)	7,824,815	74,278
0.440% 03/15/28 (a)	6,026,086	99,816

Agency Total		13,218,878

Non-Agency – 0.9%

American Home Mortgage Investment Trust
3.369% 06/25/36 (a)	2,521,384	2,468,814

Countrywide Alternative Loan Trust
5.500% 09/25/35	4,718,967	1,117,715

JPMorgan Mortgage Trust
4.962% 07/25/34 (a)	4,310,023	3,764,831
4.980% 10/25/35 (a)	3,500,000	2,704,896

Washington Mutual, Inc.
4.669% 04/25/35 (a)	2,500,000	2,415,546

Non-Agency Total		12,471,802

Total Collateralized Mortgage Obligations (Cost of $30,479,087)		25,690,680

	Shares
Securities Lending Collateral – 6.0%
State Street Navigator Securities Lending Prime Portfolio (i) (7 day yield of 2.787%)	85,294,521	85,294,521

Total Securities Lending Collateral (Cost of $85,294,521)		85,294,521

	Par ($)
Short-Term Obligations – 2.5%
U.S. Government Obligation – 1.8%

Federal Home Loan Bank
1.250% 11/05/08 (g)	25,000,000	24,998,333

U.S. Government Obligation Total		24,998,333

	Par ($)	Value ($)
Repurchase Agreement – 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08, at 0.070%, collateralized by U.S. Government Agency Obligations with various maturities to 10/26/17, market value $10,289,104 (repurchase proceeds $10,085,059)	10,085,000	10,085,000

Repurchase Agreement Total		10,085,000

Total Short-Term Obligations (Cost of $35,083,333)		35,083,333

Total Investments – 105.2% (Cost of $1,591,293,227) (j)		1,488,782,186

Obligation to Return Collateral for Securities Loaned – (6.0)%		(85,294,521)

Other Assets & Liabilities, Net – 0.8%		10,639,404

Net Assets – 100.0%		1,414,127,069

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2008.
(b)	Security purchased on a delayed delivery basis.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities, which are not illiquid, amounted to $66,385,635, which represents 4.7% of net assets.
(d)	This security or a portion of this security is pledged as collateral for credit default swap contracts. At October 31, 2008, the total market value of this security pledged amounted to $1,587,813.
(e)	The issuer had filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At October 31, 2008, the value of these securities amounted to $926,250, which represents less than 0.1% of net assets.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $926,250, which represents less than 0.1% of net assets.
(g)	All or a portion of this security was on loan at October 31, 2008. The total market value of securities on loan at October 31, 2008 is $80,449,391.
(h)	All or a portion of this security is pledged for collateral for open futures contracts. At October 31, 2008, the market value of this security amounted to $2,406,346.
(i)	Investment made with cash collateral received from securities lending activity.
(j)	Cost for federal income tax purposes is $1,591,293,227.

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2008 (Unaudited)

At October 31, 2008, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	210	$23,746,406	$24,275,645	Dec-2008	$529,239
30-Year U.S. Treasury Bonds	72	8,145,000	8,491,266	Dec-2008	346,266

					$875,505

At October 31, 2008, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Notes	285	$61,226,016	$60,536,707	Dec-2008	$689,309
5-Year U.S. Treasury Notes	550	62,291,797	62,104,850	Dec-2008	186,947

					$876,256

At October 31, 2008, the Fund has entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Receive/Pay Fixed Rate	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
JPMorgan	Capital One Financial 6.250% 11/15/13	Buy	(4.800%)	12/20/13	$5,340,000	$(361,838)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(5.270%)	12/20/13	500,000	(5,424)
Barclays	Limited Brands, Inc. 6.125% 12/01/12	Buy	(3.650%)	12/20/13	500,000	25,143
Barclays	Macy’s, Inc. 7.450% 04/01/11	Buy	(5.300%)	12/20/13	2,700,000	(6,003)
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	(3.600%)	12/20/13	5,070,000	322,467
Barclays	SLM Corp. 5.125% 08/27/12	Sell	4.750%	03/20/09	2,200,000	(90,909)

						$(116,564)

At October 31, 2008, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	44.4
Corporate Fixed-Income Bonds & Notes	21.2
Asset-Backed Securities	10.7
Government & Agency Obligations	9.5
Commercial Mortgage-Backed Securities	9.1
Collateralized Mortgage Obligations	1.8

96.7
Securities Lending Collateral	6.0
Short-Term Obligations	2.5
Obligation to Return Collateral for Securities Loaned	(6.0)
Other Assets & Liabilities, Net	0.8

100.0

Acronym	Name
I.O.	Interest Only
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Core Bond Fund

October 31, 2008 (Unaudited)

		($)
Assets	Investments, at cost	1,591,293,227

	Investments, at value (including securities on loan of $80,449,391)	1,488,782,186
	Unrealized appreciation on credit default swap contracts	347,610
	Receivable for:
	Investments sold	83,596,954
	Fund shares sold	2,312,641
	Interest	10,956,615
	Dollar roll fee income	73,919
	Securities lending	124,838
	Futures variation margin	41,906
	Expense reimbursement due from investment advisor	197,743
	Trustees’ deferred compensation plan	98,328
	Other assets	50,423

	Total Assets	1,586,583,163

Liabilities	Payable to custodian bank	74,474
	Collateral on securities loaned	85,294,521
	Unrealized depreciation on credit default swap contracts	464,174
	Payable for:
	Investments purchased	49,335,698
	Investments purchased on a delayed delivery basis	24,792,747
	Fund shares repurchased	7,239,550
	Distributions	4,134,254
	Investment advisory fee	551,812
	Administration fee	84,356
	Transfer agent fee	82,365
	Pricing and bookkeeping fees	26,333
	Trustees’ fees	40,203
	Custody fee	1,459
	Distribution and service fees	29,423
	Chief compliance officer expenses	195
	Trustees’ deferred compensation plan	98,328
	Deferred dollar roll fee income	87,099
	Other liabilities	119,103

	Total Liabilities	172,456,094

	Net Assets	1,414,127,069

Net Assets Consist of	Paid-in capital	1,595,564,410
	Undistributed net investment income	2,031,921
	Accumulated net realized loss	(82,593,418)
	Net unrealized appreciation (depreciation) on:
	Investments	(102,511,041)
	Credit default swap contracts	(116,564)
	Futures contracts	1,751,761

	Net Assets	1,414,127,069

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Core Bond Fund

October 31, 2008 (Unaudited)

Class A	Net assets	$44,409,979
	Shares outstanding	4,622,046
	Net asset value per share	$9.61	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($9.61/0.9525)	$10.09	(b)

Class B
	Net assets	$12,229,150
	Shares outstanding	1,272,766
	Net asset value and offering price per share	$9.61	(a)

Class C
	Net assets	$7,504,242
	Shares outstanding	781,053
	Net asset value and offering price per share	$9.61	(a)

Class T
	Net assets	$18,331,251
	Shares outstanding	1,907,844
	Net asset value per share	$9.61	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($9.61/(0.9525)	$10.09	(b)

Class Z
	Net assets	$1,331,652,447
	Shares outstanding	138,594,342
	Net asset value, offering and redemption price per share	$9.61

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Core Bond Fund

For the Six Months Ended October 31, 2008 (Unaudited)

		($)
Investment Income	Interest	40,562,589
	Dollar roll fee income	753,573
	Securities lending income	603,827

	Total Investment Income	41,919,989

Expenses	Investment advisory fee	3,396,857
	Administration fee	523,984
	Distribution fee:
	Class B	51,304
	Class C	25,033
	Service fee:
	Class A	60,863
	Class B	17,101
	Class C	8,344
	Shareholder service fees – Class T	15,336
	Transfer agent fee	234,967
	Pricing and bookkeeping fees	94,760
	Trustees’ fees	44,896
	Custody fee	37,414
	Chief compliance officer expenses	552
	Other expenses	297,476

	Total Expenses	4,808,887

	Fees waived or expenses reimbursed by investment advisor	(1,106,436)
	Fees waived by distributor – Class C	(5,006)
	Expense reductions	(5,174)

	Net Expenses	3,692,271

	Net Investment Income	38,227,718

Net Realized and Unrealized Gain (Loss) on Investments, Credit Default Swap Contracts and Futures Contracts	Net realized gain (loss) on:
	Investments	(42,369,424)
	Credit default swap contracts	262,956
	Futures contracts	193,196

	Net realized loss	(41,913,272)

	Net change in unrealized appreciation (depreciation) on:
	Investments	(86,313,151)
	Credit default swap contracts	114,030
	Futures contracts	2,042,978

	Net change in unrealized appreciation (depreciation)	(84,156,143)

	Net Loss	(126,069,415)

	Net Decrease Resulting from Operations	(87,841,697)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Core Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended October 31, 2008 ($)	Year Ended April 30, 2008 ($) (a)
Operations	Net investment income	38,227,718	82,072,015
	Net realized loss on investments, credit default swap contracts and futures contracts	(41,913,272)	(2,188,683)
	Net change in unrealized appreciation (depreciation) on investments, credit default swap contracts and futures contracts	(84,156,143)	(19,504,679)

	Net Increase (Decrease) Resulting from Operations	(87,841,697)	60,378,653

Distributions to Shareholders	From net investment income:
	Class A	(1,119,406)	(2,344,270)
	Class B	(263,321)	(579,078)
	Class C	(134,057)	(234,436)
	Class G	—	(6,579)
	Class T	(479,985)	(1,075,790)
	Class Z	(35,712,876)	(76,699,483)

	Total Distributions to Shareholders	(37,709,645)	(80,939,636)

	Net Capital Share Transactions	(77,496,659)	(66,913,361)

	Total Decrease in Net Assets	(203,048,001)	(87,474,344)

Net Assets	Beginning of period	1,617,175,070	1,704,649,414
	End of period	1,414,127,069	1,617,175,070
	Undistributed net investment income at end of period	2,031,921	1,513,848

(a)	Class G shares reflects activity for the period May 1, 2007 through August 8, 2007.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	(Unaudited) Six Months Ended October 31, 2008		Year Ended April 30, 2008 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	390,941	3,942,041	840,100	8,817,927
Distributions reinvested	94,990	957,851	189,911	1,989,128
Redemptions	(706,419)	(7,114,177)	(1,119,290)	(11,709,180)

Net Decrease	(220,488)	(2,214,285)	(89,279)	(902,125)

Class B
Subscriptions	150,677	1,525,175	374,347	3,938,934
Distributions reinvested	20,425	205,948	44,741	468,582
Redemptions	(306,344)	(3,096,077)	(497,706)	(5,205,749)

Net Decrease	(135,242)	(1,364,954)	(78,618)	(798,233)

Class C
Subscriptions	252,250	2,526,833	276,991	2,928,581
Distributions reinvested	5,994	60,372	8,940	93,691
Redemptions	(133,963)	(1,364,730)	(168,061)	(1,758,744)

Net Increase	124,281	1,222,475	117,870	1,263,528

Class G
Subscriptions	—	—	103	1,071
Distributions reinvested	—	—	510	5,299
Redemptions	—	—	(64,935)	(670,599)

Net Decrease	—	—	(64,322)	(664,229)

Class T
Subscriptions	12,572	127,166	72,464	749,273
Distributions reinvested	41,140	414,887	88,672	928,675
Redemptions	(211,116)	(2,136,018)	(327,528)	(3,430,324)

Net Decrease	(157,404)	(1,593,965)	(166,392)	(1,752,376)

Class Z
Subscriptions	9,521,454	96,829,102	26,399,905	276,337,804
Distributions reinvested	1,018,905	10,270,324	1,887,315	19,771,437
Redemptions	(17,869,537)	(180,645,356)	(34,423,713)	(360,169,167)

Net Decrease	(7,329,178)	(73,545,930)	(6,136,493)	(64,059,926)

(a)	Class G shares reflect activity for the period May 1, 2007 through August 8, 2007.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31, 2008		Year Ended April 30,
Class A Shares			2008		2007	2006 (a)		2005		2004 (b)
Net Asset Value, Beginning of Period	$10.44		$10.57		$10.36	$10.81		$10.93		$11.52

Income from Investment Operations:
Net investment income (c)	0.24		0.49		0.48	0.42		0.39		0.38
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	(0.83)		(0.13)		0.21	(0.44)		0.09		(0.30)

Total from Investment Operations	(0.59)		0.36		0.69	(0.02)		0.48		0.08

Less Distributions to Shareholders:
From net investment income	(0.24)		(0.49)		(0.48)	(0.43)		(0.41)		(0.46)
From net realized gains	—		—		—	—		(0.19)		(0.21)

Total Distributions to Shareholders	(0.24)		(0.49)		(0.48)	(0.43)		(0.60)		(0.67)

Net Asset Value, End of Period	$9.61		$10.44		$10.57	$10.36		$10.81		$10.93
Total return (d)	(5.78	)%(e)(f)	3.47	%(f)	6.81%	(0.27	)%(f)	4.52	%(f)	0.65	%(f)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.70	%(h)	0.81%		0.90%	0.91%		0.94%		1.02%
Waiver/Reimbursement	0.14	%(h)	0.06%		—	—	%(i)	—	%(i)	0.12%
Net investment income (g)	4.67	%(h)	4.73%		4.58%	3.90%		3.75%		3.35%
Portfolio turnover rate	113	%(e)	195%		175%	105%		118%		119%
Net assets, end of period (000’s)	$44,410		$50,558		$52,116	$24,417		$32,601		$2,105

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31, 2008		Year Ended April 30,
Class B Shares			2008		2007	2006 (a)		2005		2004 (b)
Net Asset Value, Beginning of Period	$10.44		$10.57		$10.36	$10.81		$10.93		$11.52

Income from Investment Operations:
Net investment income (c)	0.20		0.42		0.40	0.34		0.31		0.29
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	(0.83)		(0.14)		0.21	(0.44)		0.09		(0.30)

Total from Investment Operations	(0.63)		0.28		0.61	(0.10)		0.40		(0.01)

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.41)		(0.40)	(0.35)		(0.33)		(0.37)
From net realized gains	—		—		—	—		(0.19)		(0.21)

Total Distributions to Shareholders	(0.20)		(0.41)		(0.40)	(0.35)		(0.52)		(0.58)

Net Asset Value, End of Period	$9.61		$10.44		$10.57	$10.36		$10.81		$10.93
Total return (d)	(6.13	)%(e)(f)	2.70	%(f)	6.01%	(1.01	)%(f)	3.74	%(f)	(0.12	)%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.45	%(h)	1.56%		1.65%	1.66%		1.69%		1.81%
Waiver/Reimbursement	0.14	%(h)	0.06%		—	—	%(i)	—	%(i)	0.11%
Net investment income (g)	3.92	%(h)	3.99%		3.83%	3.15%		2.97%		2.60%
Portfolio turnover rate	113	%(e)	195%		175%	105%		118%		119%
Net assets, end of period (000’s)	$12,229		$14,700		$15,710	$9,704		$12,019		$1,541

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31, 2008		Year Ended April 30,
Class C Shares			2008	2007	2006 (a)	2005	2004 (b)
Net Asset Value, Beginning of Period	$10.44		$10.57	$10.36	$10.81	$10.93	$11.52

Income from Investment Operations:
Net investment income (c)	0.21		0.43	0.42	0.35	0.33	0.31
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	(0.84)		(0.14)	0.21	(0.44)	0.09	(0.30)

Total from Investment Operations	(0.63)		0.29	0.63	(0.09)	0.42	0.01

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.42)	(0.42)	(0.36)	(0.35)	(0.39)
From net realized gains	—		—	—	—	(0.19)	(0.21)

Total Distributions to Shareholders	(0.20)		(0.42)	(0.42)	(0.36)	(0.54)	(0.60)

Net Asset Value, End of Period	$9.61		$10.44	$10.57	$10.36	$10.81	$10.93
Total return (d)(e)	(6.06	)%(f)	2.84%	6.17%	(0.86)%	3.89%	0.10%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.30	%(h)	1.41%	1.50%	1.51%	1.54%	1.59%
Waiver/Reimbursement	0.29	%(h)	0.21%	0.15%	0.15%	0.15%	0.26%
Net investment income (g)	4.08	%(h)	4.13%	3.99%	3.30%	3.12%	2.75%
Portfolio turnover rate	113	%(f)	195%	175%	105%	118%	119%
Net assets, end of period (000’s)	$7,504		$6,857	$5,695	$4,073	$5,140	$558

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31, 2008		Year Ended April 30,
Class T Shares			2008 (a)		2007	2006 (b)		2005		2004 (c)
Net Asset Value, Beginning of Period	$10.44		$10.57		$10.36	$10.81		$10.93		$11.52

Income from Investment Operations:
Net investment income (d)	0.24		0.51		0.49	0.42		0.41		0.40
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	(0.83)		(0.14)		0.21	(0.43)		0.09		(0.31)

Total from Investment Operations	(0.59)		0.37		0.70	(0.01)		0.50		0.09

Less Distributions to Shareholders:
From net investment income	(0.24)		(0.50)		(0.49)	(0.44)		(0.43)		(0.47)
From net realized gains	—		—		—	—		(0.19)		(0.21)

Total Distributions to Shareholders	(0.24)		(0.50)		(0.49)	(0.44)		(0.62)		(0.68)

Net Asset Value, End of Period	$9.61		$10.44		$10.57	$10.36		$10.81		$10.93
Total return (e)	(5.73	)%(f)(g)	3.57	%(g)	6.91%	(0.17	)%(g)	4.62	%(g)	0.75	%(g)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.60	%(i)	0.71%		0.80%	0.81%		0.84%		0.95%
Waiver/Reimbursement	0.14	%(i)	0.06%		—	—	%(j)	—	%(j)	0.11%
Net investment income (h)	4.77	%(i)	4.83%		4.68%	4.01%		3.72%		3.54%
Portfolio turnover rate	113	%(f)	195%		175%	105%		118%		119%
Net assets, end of period (000’s)	$18,331		$21,562		$23,582	$26,372		$30,832		$35,058

(a)	On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(c)	On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31, 2008		Year Ended April 30,
Class Z Shares			2008		2007	2006 (a)		2005		2004 (b)
Net Asset Value, Beginning of Period	$10.44		$10.57		$10.36	$10.81		$10.93		$11.52

Income from Investment Operations:
Net investment income (c)	0.25		0.52		0.51	0.44		0.42		0.42
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	(0.83)		(0.14)		0.21	(0.44)		0.09		(0.31)

Total from Investment Operations	(0.58)		0.38		0.72	—		0.51		0.11

Less Distributions to Shareholders:
From net investment income	(0.25)		(0.51)		(0.51)	(0.45)		(0.44)		(0.49)
From net realized gains	—		—		—	—		(0.19)		(0.21)

Total Distributions to Shareholders	(0.25)		(0.51)		(0.51)	(0.45)		(0.63)		(0.70)

Net Asset Value, End of Period	$9.61		$10.44		$10.57	$10.36		$10.81		$10.93
Total return (d)	(5.66	)%(e)(f)	3.72	% (f)	7.07%	(0.02	)%(f)	4.78	% (f)	0.94	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.45	%(h)	0.56%		0.65%	0.66%		0.69%		0.75%
Waiver/Reimbursement	0.14	%(h)	0.06%		—	—	%(i)	—	%(i)	0.11%
Net investment income (g)	4.92	%(h)	4.98%		4.83%	4.16%		3.87%		3.71%
Portfolio turnover rate	113	%(e)	195%		175%	105%		118%		119%
Net assets, end of period (000’s)	$1,331,652		$1,523,499		$1,606,867	$948,279		$926,434		$817,994

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Core Bond Fund

October 31, 2008 (Unaudited)

Note 1. Organization

Columbia Core Bond Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Each share class has its own expense structure and, as applicable, sales charges.

Class A and Class T shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T and Class Z shares, as described in the Fund’s prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon quotations from market makers.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

■	Level 1 – quoted prices in active markets for identical securities

Columbia Core Bond Fund, October 31, 2008 (Unaudited)

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$177,053,834	$1,635,197
Level 2 – Other Significant Observable Inputs	1,311,202,068	—
Level 3 – Significant Unobservable Inputs	526,284	—
Total	$1,488,782,186	$1,635,197

*	Other financial instruments consist of futures contracts and credit default swap contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the six month period ended October 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Securities	Other Financial Instruments
Balance as of April 30, 2008	$653,291	$—
Accretion of Discounts/Amortization of Premiums	—	—
Realized gain	561	—
Change in unrealized depreciation	(546,359)	—
Net purchases	11,565,180	—
Transfers out of Level 3	(11,146,389)	—
Balance as of October 31, 2008	$526,284	$—

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities–an amendment of FASB Statement No. 133 (“SFAS 161”), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund’s financial statement disclosures.

In September 2008, FASB Staff Position 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 and Clarification of the Effective Date of FASB Statement No. 161 ( “Amendment”), was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

Futures Contracts

The Fund may invest in futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by

Columbia Core Bond Fund, October 31, 2008 (Unaudited)

Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Credit Default Swaps

The Fund may engage in credit default swap transactions for hedging purposes or to seek to increase total return. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive an upfront payment as the protection seller or make an upfront payment as the protection buyer.

Credit default swaps are marked to market daily based upon quotations from market makers and any change is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the contract period are recorded as liabilities or assets, respectively, on the Fund’s Statement of Assets and Liabilities. These upfront payments are amortized and are recorded as realized gain or loss on the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gain or loss on the Statement of Operations.

By entering into these agreements, the Fund could be exposed to risks in excess of the amounts recorded on the Statement of Assets and Liabilities. Risks include the possibility that there will be no liquid market for these agreements, or that the counterparty to an agreement will default on its obligation to perform.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund’s policy is to record the components of mortgage dollar rolls using “to be announced” mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor’s ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other

Columbia Core Bond Fund, October 31, 2008 (Unaudited)

party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (“TIPS”). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Columbia Core Bond Fund, October 31, 2008 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended April 30, 2008, was as follows:

Ordinary Income*	$80,939,636

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at October 31, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$2,585,876
Unrealized depreciation	(105,096,917)
Net unrealized depreciation	$(102,511,041)

The following capital loss carryforwards, determined as of April 30, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$2,125,584
2013	5,618,112
2014	19,745,385
2015	5,076,609
Total	$32,565,690

Under Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes–an Interpretation of FASB Statement No. 109 (“FIN 48”), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”) provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.48%
$500 million to $1 billion	0.43%
$1 billion to $1.5 billion	0.40%
$1.5 billion to $3 billion	0.37%
$3 billion to $6 billion	0.36%
Over $6 billion	0.35%

Columbia Core Bond Fund, October 31, 2008 (Unaudited)

For the six month period ended October 31, 2008, the Fund’s annualized effective investment advisory fee rate was 0.43% of the Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.067% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended October 31, 2008, these minimum account balance fees reduced total expenses by $4,928.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. For the six month period ended October 31, 2008, the Distributor has retained net underwriting discounts of $11,049 and $226 on sales of the Fund’s Class A and Class T shares, respectively, and received net CDSC fees of $165, $8,810 and $258 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Payments under the Plans, which are calculated daily and paid monthly, are based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee		Service Fee
Class B	Class C1	Class A	Class B	Class C1
0.75%	0.75%	0.25%	0.25%	0.25%

[1]

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fees will not exceed 0.85% annually of average daily net assets. This arrangement can be modified or terminated by the Distributor at any time.

Columbia Core Bond Fund, October 31, 2008 (Unaudited)

Shareholder Services Fee

The Fund may pay shareholder service fees up to a maximum of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate of not more than 0.15% during the current fiscal year.

For the six month period ended October 31, 2008, the annualized effective shareholder service fee was 0.15% of the Fund’s average daily net assets attributable to Class T shares.

Fee Waivers and Expense Reimbursements

Columbia has contractually agreed to waive fees and/or reimburse the Fund for certain expenses through August 31, 2009, so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, will not exceed 0.45% annually of the Fund’s average daily net assets. There is no guarantee that this arrangement will continue after August 31, 2009.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended October 31, 2008, these custody credits reduced total expenses by $246 for the Fund.

Note 6. Portfolio Information

For the six month period ended October 31, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,683,532,317 and $1,780,085,750, respectively, of which $1,259,603,778 and $1,294,924,432, respectively, were U.S. Government securities.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% and the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 16, 2008, the Fund and other affiliated funds participated in a $350,000,000 committed, unsecured revolving line of credit and a $150,000,000 uncommitted, unsecured line of credit, both provided by State Street. Interest on the committed line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.50%. In addition, a commitment fee of 0.10% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets. Interest on the uncommitted line of credit was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. State Street charged an annual operations agency fee of $40,000 for the committed line of

Columbia Core Bond Fund, October 31, 2008 (Unaudited)

credit and was able to charge an annual administration fee of $15,000 for the uncommitted line of credit. The commitment fee, the operations agency fee and the administration fee were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended October 31, 2008, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of October 31, 2008, three shareholders collectively held 89.9% of the Fund’s shares outstanding over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Significant Risks and Contingencies

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of the mortgage-backed securities may be affected by, among other factors, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds

Columbia Core Bond Fund, October 31, 2008 (Unaudited)

Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and

Columbia Core Bond Fund, October 31, 2008 (Unaudited)

derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the “Agreements”) of the funds for which the Trustees serve as trustees (each a “fund”) and to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the full Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, the funds’ investment adviser, including the senior manager of each investment area within Columbia. Through the Board’s Investment Oversight Committees, Trustees also meet with selected fund portfolio managers, research analysts and traders at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia believe to be reasonably necessary for the Trustees to evaluate the Agreements and to determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund’s performance benchmarks, and additional information assessing performance on a risk-adjusted basis, (ii) information on each fund’s advisory fees and other expenses, including information comparing the fund’s expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee “breakpoints,” (iii) information about the profitability of the Agreements to Columbia, including potential “fall-out” or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia’s response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia’s financial results and financial condition, (vi) each fund’s investment objective and strategies and the size, education and experience of Columbia’s investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds’ brokerage and the use of “soft” commission dollars to pay for research products and services, (viii) Columbia’s resources devoted to, and its record of compliance with, the funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies and legal and regulatory requirements, (ix) Columbia’s response to various legal and regulatory proceedings since 2003 and to the recent period of volatility in the securities markets and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds’ independent fee consultant and reviews materials relating to the funds’ relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and to request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2008 meeting, following meetings of the Advisory Fees and Expenses Committee held in February, April, August, September and October, 2008. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia’s ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party’s methodology for identifying each fund’s peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund’s Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund’s investment strategy and policies and that the fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the fund’s investment strategy; (iii) that the fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund’s investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through April 30, 2008, Columbia Core Bond Fund’s performance was in the third quintile (where the best performance would be in the first quintile) for the one- and three-year periods, in the fourth quintile for the five-year period, and in the third quintile for the ten-year period, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia’s performance and reputation generally, the funds’ performance as a fund family generally, and Columbia’s historical responsiveness to Trustee concerns about performance and Columbia’s willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund’s advisory fees and total expense levels to those of the fund’s peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia’s use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management’s stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees considered that Columbia Core Bond Fund’s total expenses and actual management fees were in the first quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia’s investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as fee waivers/expense reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, fee waivers/expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

■

the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

■

the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

■

so-called “fall-out benefits” to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds’ securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

■	the report provided by the funds’ independent fee consultant, which included information about and analysis of the funds’ fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2009.

Summary of Management Fee Evaluation by Independent Fee Consultant

1.	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

2.	I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the “Funds.”

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc.

November 3, 2008

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the fourth annual written evaluation of the fee negotiation process. As was the case with last year’s report (the “2007 Report”) my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds have been combined into a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2007 Report is being provided separately with the materials for the October meeting.

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2008 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years. Based upon 1-, 3-, 5-, and 10-year returns through April 30, 2008, at least half of all the Funds were in the first and second performance quintiles in each of the four performance periods and, at most, only 11% were in the fifth quintile in any one performance period. Both equity and fixed-income funds posted strong performance relative to comparable funds.

4.	Performance rankings were similar in 2007 and 2008, although last year’s were slightly stronger. Despite the stability in the distribution of rankings in the two years, at least half the Funds changed quintile rankings between the two years in at least one of the 1-, 3-, and 5-year performance periods.

5.	The performance of the actively managed equity Funds against their benchmarks was very strong. At least 57% and as many as 73% posted net returns exceeding their benchmarks over the 1-, 3-, and 5-year periods. In contrast, gross and net returns of fixed-income Funds typically fell short of their benchmarks.

6.	Atlantic equity Funds’ overall performance adjusted for risk also was strong. Based upon 3-year returns, nearly 80% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. Only about one-fifth of the fixed income Funds posted high returns and low risk relative to comparable funds. About two-thirds of the fixed-income Funds took on more risk than the typical fund in their performance universes.

7.	The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a “filtered universe”) lowers the relative performance for the Funds, but their performance, on the whole, remains strong. The filtering process, however, did identify two Funds for further review that had not been designated review funds using unfiltered universes.

8.	A small number of Funds have consistently underperformed over the past four years. The exact number depends on the criteria used to evaluate longer-term performance. For example, the one-year returns of one Fund have been in the fourth or fifth performance quintiles in each of the past four years; there are six Funds whose three-year returns have been in the fourth or fifth quintile over the past four years.

9.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.	The Funds’ management fees and total expenses are generally low relative to those of their peers. Only 21% of the Funds ranked in the two most expensive quintiles for actual management fees, and only 23% in those quintiles for total expenses.

11.	The highest concentration of low-expense Funds is found among the equity and tax-exempt fixed income Funds. The

12 former Excelsior Funds have relatively high fees and expenses, with half of those Funds ranking in either the fourth or fifth quintiles. The higher actual management fee rankings of certain Excelsior Funds are due in part to fee schedules that are higher than standard Columbia Fund fee schedules at current asset levels. After discussion with the Trustees, CMA is proposing to lower the management fees on three of these Funds.

12.	The distribution of expense rankings is similar in 2007 and 2008, while management fee rankings improved markedly in 2008. Part of the improvement reflects expense limitations introduced last year for the state intermediate municipal bond Funds.

13.	The management fees of the Atlantic Funds are generally in line with those of Columbia Funds supervised by the Nations Board of Trustees (the “Nations Funds”). In investment categories in which the Atlantic Funds have higher average fees, the difference principally arises out of differences in asset size.

D. Trustees’ Fee and Performance Evaluation Process

14.	The Trustees’ evaluation process identified 17 Funds in 2008 for further review based upon their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. CMG provided further information about those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

15.	CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG’s analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, expense reimbursements, fee waivers, enhanced shareholder services, fund mergers, and operational consolidation.

16.	An examination of the contractual fee schedules for five Atlantic Funds shows that they are generally in line with those of their competitors, in terms of number and extent of fee breakpoints. A similar examination last year of five different Funds led to the same conclusion.

F. Management Fees Charged to Institutional Clients

17.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, institutional fees are generally lower than the Funds’ management fees. However, because the services provided and risks borne by the manager are more extensive for mutual funds compared to institutional accounts, the differences are of limited value in assisting the Trustees in their review of the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

18.	The activity-based cost allocation methodology (“ABC”) employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG proposed a change to the method by which indirect expenses are allocated. Under this “hybrid” method, indirect costs relating to fund management are allocated among the Funds 50% by assets and 50% per Fund. Allocating indirect expenses equally to each Fund has an intuitive logic, as each Fund regardless of size has certain expenses, such as preparing and printing prospectuses and financial statements.

19.	The materials provided on CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses and profitability of the Funds.

20.

In 2007, CMG’s complex-wide pre-tax margins on the Atlantic Funds were slightly below industry medians, based on limited data available for publicly held mutual fund managers. However, as is to be expected in a complex now comprising 75 Funds (including former Excelsior Funds), some Atlantic Funds have relatively high pre-tax profit margins, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operate at a loss. There is a positive relationship between fund size and profitability, with smaller funds generally operating at a loss.

21.	CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, to compensate it for services it performs with respect to Atlantic Fund assets held for the benefit of its customers. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)	Criteria for review. The Trustees may wish to consider modifying the criteria for classifying a fund as a “Review Fund” to include criteria that focus exclusively on performance without regard to expense or fee levels. For example, a fund whose one-year or three-year performance was median or below for four consecutive years could be treated as a Review Fund. When we applied such criteria to the Funds, several additional Funds would have been added to the list of Review Funds.

2)	Profitability data. CMG should present to the Trustees each year the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

d.	Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

Therefore,	the following data need not be provided:

1.	Adjusting total profitability data for Private Bank expenses

2.	Adjusting profitability excluding distribution by backing out all Private Bank expenses.

3)	Potential economies of scale. CMG and the IFC should continue to work on methods for more precisely quantifying to the extent possible the sources and magnitude of any economies of scale as CMG’s mutual fund assets under management increase, to the extent that the data allows for meaningful year-over-year comparisons. The framework suggested in Section IV.D.4 may prove to be a useful model for such an analysis.

4)	Competitive breakpoint analysis. As part of the annual fee evaluation process, the breakpoints of a select group of Atlantic Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

5)	Cost allocation methodology. CMG’s point that the current ABC system of allocating indirect expenses creates anomalous results in several cases, including sub-advised Funds, is well-taken. We would like to work with CMG over the forthcoming year on alternatives to the current system of allocating indirect expenses that (1) resolve the anomalies, (2) limit the amount of incremental effort on CMG’s part and (3) remain faithful to the general principle that expenses should be allocated by time and effort to the extent reasonably possible.

6)

Management fee disparities. CMG and the Atlantic Trustees, as part of any future study of management fees, should analyze the differences in management fee schedules, principally arising out of the reorganization of the former Excelsior Funds as Atlantic Funds. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families managed by CMA, such as differences in the management styles of different Funds included the same Lipper category. Finally, whenever CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

7)	Tax-exempt Fund expense data. The expense rankings of certain tax-exempt Funds were adversely affected by including certain investment-related interest expenses that Lipper excluded in calculating the expense ratios of competitors. We recommend that CMG follow the Lipper practice and exclude such interest expenses from data submitted to Lipper to avoid unfairly disadvantaging the tax-exempt Funds.

8)	Reduction of volume of paper documents submitted. The effort to rationalize and simplify the data presented to the Trustees and the process by which that data was prepared and organized was regarded as a success by all parties. We should continue to look for opportunities to reduce and simplify the presentation of 15(c) data, especially in the area of Fund profitability. The Fund “Dashboard” volume presents a large volume of Fund data on a single page. If it is continued, the Trustees may wish to consider receiving the underlying Lipper data on CD, rather than the current paper volumes.

Respectfully submitted,

Steven E. Asher

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Core Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of the risks of investing in money market mutual funds.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Core Bond Fund

Semiannual Report, October 31, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/157009-1008 (12/08) 08/65674

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date December 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date December 22, 2008